Derivative Instruments - Income Statement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cost of goods sold, Other expense/(income)
Derivative Instruments, Gain (Loss)
Amount of (Gain)/Loss Recognized	$ (296)	$ 842